Pension and other postretirement benefits (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1,667	$ 1,820	$ 5,002	$ 5,461
Expected return on plan assets	(1,963)	(1,806)	(5,888)	(5,419)
Amortization of prior service credit	(936)	(936)	(2,807)	(2,807)
Amortization of net actuarial losses	1,354	1,352	4,061	4,055
Total periodic benefit expense	122	430	368	1,290
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	41	45	123	135
Expected return on plan assets	0	0	0	0
Amortization of prior service credit	0	0	0	0
Amortization of net actuarial losses	0	0	0	0
Total periodic benefit expense	$ 41	$ 45	$ 123	$ 135